UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22229
Investment Company Act file number

PNMAC Mortgage Opportunity Fund LLC
 (Exact name of registrant as specified in charter)

6101 Condor Drive
 Moorpark, California 93021
(Address of principal executive offices) (Zip code)

Jeff Grogin, Secretary
PNMAC Mortgage Opportunity Fund, LLC
6101 Condor Drive
Moorpark, California 93021
(Name and address of agent for service)

Registrant's telephone number, including area code: 818-224-7050

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

There were no proxy voting records to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PNMAC Mortgage Opportunity Fund, LLC

By (Signature and Title)  /s/  Stanford L. Kurland
                                                   Stanford L. Kurland
                                                   CEO

Date 08/15/2013